SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption reflected in the condensed balance sheet

Gross Proceeds	$207,000,000
Less:
Class A ordinary shares issuance costs	(11,928,908)
Add:
Remeasurement adjustment of carrying value to redemption value	11,928,908
Class A ordinary shares subject to possible redemption	$207,000,000

Schedule of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended			Nine Months Ended
	September 30,			September 30,
	2021			2021
	Class A Redeemable	Class A Nonredeemable	Class B	Class A Redeemable	Class A Nonredeemable	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(701,555)	$(20,809)	$(175,389)	$(1,899,973)	$(56,357)	$(524,084)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,700,000	614,000	5,175,000	18,501,099	548,777	5,103,297
Basic and diluted net loss per ordinary share	$(0.03)	$(0.03)	$(0.03)	$(0.10)	$(0.10)	$(0.10)